Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of property, plant and equipment [text block] [Abstract]
Depreciation expense	$ 164	$ 110	$ 68